Total
PFG Strategic Global Equity Index Strategy Fund
FUND SUMMARY – PFG state street® Global Equity INDEX Strategy Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page ____ of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Strategic Global Equity Index Strategy Fund PFG Strategic Global Equity Index Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Strategic Global Equity Index Strategy Fund PFG Strategic Global Equity Index Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	2.24%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.18%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFG Strategic Global Equity Index Strategy Fund | PFG Strategic Global Equity Index Strategy Fund Class R | USD ($)	221	695

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations, and therefore, does not have any portfolio turnover history.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in exchange traded funds (“ETFs”) advised by State Street Global Advisors (“State Street”), that are passively managed and seek to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization (“State Street Underlying Funds”), in order to obtain exposure to the broad global equity market. The Fund is an actively managed fund and does not seek to track any particular index. Equity investments will include U.S. equity securities, foreign equity securities, and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index, an index that tracks broad based global equity markets comprising 23 developed countries and 25 emerging markets. The Fund considers foreign issuers to be those that are domiciled outside of the U.S. The Fund operates as a fund of funds. The Fund’s target allocation, under normal circumstances, will be 50% to 70% in U.S. equity indices, 30% to 40% in international equity indices, and 5% to 10% in real estate and commodity indices. The MSCI ACWI Index is an index that tracks broad based global equity markets comprising of 23 developed countries and 25 emerging markets.

In selecting State Street Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize information provided by State Street, including data and analysis about State Street Funds. The Adviser will be responsible for deciding which State Street Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser will utilize macro-economic insight developed by State Street. The Fund intends to utilize a strategic asset allocation approach, which focuses on long-term growth based on long-term returns, risk, and correlation forecasts. The Fund’s investment approach will utilize a blend of quantitative tools with qualitative analysis to assess the investment landscape to determine asset allocation. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of State Street Underlying Funds.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in State Street Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific State Street Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in State Street Underlying Funds and the securities held by State Street Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Emerging Markets Risk. A State Street Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a State Street Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by State Street Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund invests 80% of its assets in State Street Underlying Funds that are ETFs and, as a result, is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the State Street Underlying Funds’ shares may not be developed or maintained. If the State Street Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the State Street Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the State Street Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the State Street Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the State Street Underlying Funds’ shares may, in turn, lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the State Street Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the State Street Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a State Street Underlying Funds’ underlying securities trade in a market that is closed when the market for the State Street Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the State Street Underlying Funds’ domestic trading day, which could lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

●	Foreign Risk. A State Street Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	Index Risk. The State Street Underlying Funds in which the Fund invests may track an underlying index. The performance of each State Street Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective State Street Underlying Fund. Any variance in performance between the respective State Street Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the State Street Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular State Street Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of State Street Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a State Street Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The State Street Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and State Street generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in State Street Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the State Street Underlying Funds. Because the Adviser will not know the current portfolio holdings of the State Street Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in State Street Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. State Street Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the State Street Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the State Street Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in State Street Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG Strategic Global Equity Index Strategy Fund | Aggressive Strategy Risk [Member]
●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

PFG Strategic Global Equity Index Strategy Fund | Commodities Risk [Member]
●	Commodities Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by various external factors such as unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

PFG Strategic Global Equity Index Strategy Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. A State Street Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

PFG Strategic Global Equity Index Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a State Street Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by State Street Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG Strategic Global Equity Index Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG Strategic Global Equity Index Strategy Fund | ETF Structure Risk [Member]
●	ETF Structure Risk. The Fund invests 80% of its assets in State Street Underlying Funds that are ETFs and, as a result, is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the State Street Underlying Funds’ shares may not be developed or maintained. If the State Street Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the State Street Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the State Street Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the State Street Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the State Street Underlying Funds’ shares may, in turn, lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the State Street Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the State Street Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a State Street Underlying Funds’ underlying securities trade in a market that is closed when the market for the State Street Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the State Street Underlying Funds’ domestic trading day, which could lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

PFG Strategic Global Equity Index Strategy Fund | Trading Issues [Member]
○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the State Street Underlying Funds’ shares may not be developed or maintained. If the State Street Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the State Street Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the State Street Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG Strategic Global Equity Index Strategy Fund | Liquidity Risk [Member]
○	Liquidity Risk. In stressed market conditions, the market for the State Street Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the State Street Underlying Funds’ shares may, in turn, lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

PFG Strategic Global Equity Index Strategy Fund | Cash Transaction Risk [Member]
○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the State Street Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the State Street Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG Strategic Global Equity Index Strategy Fund | Market Price Variance Risk [Member]
○	Market Price Variance Risk. When all or a portion of a State Street Underlying Funds’ underlying securities trade in a market that is closed when the market for the State Street Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the State Street Underlying Funds’ domestic trading day, which could lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

PFG Strategic Global Equity Index Strategy Fund | Foreign Risk [Member]
●	Foreign Risk. A State Street Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

PFG Strategic Global Equity Index Strategy Fund | Index Risk [Member]
●	Index Risk. The State Street Underlying Funds in which the Fund invests may track an underlying index. The performance of each State Street Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective State Street Underlying Fund. Any variance in performance between the respective State Street Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG Strategic Global Equity Index Strategy Fund | Large Capitalization Equity Risk [Member]
●	Large Capitalization Equity Risk. The Fund’s investments in the State Street Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Strategic Global Equity Index Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular State Street Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of State Street Underlying Funds may not prove accurate with respect to economic and market forecasts.

PFG Strategic Global Equity Index Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a State Street Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Strategic Global Equity Index Strategy Fund | Medium Capitalization Equity Risk [Member]
●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Strategic Global Equity Index Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. The State Street Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and State Street generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG Strategic Global Equity Index Strategy Fund | Real Estate Securities Risk [Member]
●	Real Estate Securities Risk. The value of real estate-related securities may be affected by various factors, including, but not limited to the following: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through Underlying Funds, the Fund, and consequently its shareholders, will bear expenses of the REITs.

PFG Strategic Global Equity Index Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in State Street Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the State Street Underlying Funds. Because the Adviser will not know the current portfolio holdings of the State Street Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Strategic Global Equity Index Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in State Street Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Strategic Global Equity Index Strategy Fund | Small Capitalization Equity Risk [Member]
●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Strategic Global Equity Index Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. State Street Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the State Street Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the State Street Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in State Street Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG US Equity Index Strategy Fund
FUND SUMMARY – PFG State Street® US Equity INDEX Strategy Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page ____ of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG US Equity Index Strategy Fund PFG US Equity Index Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG US Equity Index Strategy Fund PFG US Equity Index Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.16%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFG US Equity Index Strategy Fund | PFG US Equity Index Strategy Fund Class R | USD ($)	219	688

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations, and therefore, does not have any portfolio turnover history.

Principal Investment Strategies:

The Fund, under normal circumstances, will invest least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in exchange traded funds (“ETFs”) advised by State Street Global Advisors (“State Street”), that are passively managed and seek to track a specific index consisting of U.S. equity securities of any capitalization (“State Street Underlying Funds”), in order to obtain exposure to the U.S. equity market. The Fund is an actively managed fund and does not seek to track any particular index. The Fund operates as a fund of funds.

In selecting State Street Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) will utilize information provided by State Street, including data and analysis about State Street Funds. The Adviser will be responsible for deciding which State Street Underlying Funds to purchase and sell on behalf of the Fund.

To achieve the Fund’s objective, the Adviser intends to focus on State Street Underlying Funds that invest in U.S. equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in State Street Underlying Funds that are passively managed and that are designed to track a specific U.S. equity index. U.S. equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of U.S. equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds. The Fund utilizes a strategic asset allocation approach that focuses on long-term growth based on long-term returns, risk and correlation forecasts. The Fund’s target allocation will be 100% equity investment exposure, with a target of 100% in U.S. equities.

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in State Street Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific State Street Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in State Street Underlying Funds and the securities held by State Street Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a State Street Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by State Street Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	ETF Structure Risk. The Fund may invest a substantial portion of of its assets in State Street Underlying Funds that are ETFs and, as a result. is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the State Street Underlying Funds’ shares may not be developed or maintained. If the State Street Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the State Street Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the State Street Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the State Street Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the State Street Underlying Funds’ shares may, in turn, lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the State Street Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the State Street Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a State Street Underlying Funds’ underlying securities trade in a market that is closed when the market for the State Street Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the State Street Underlying Funds’ domestic trading day, which could lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

●	Index Risk. The State Street Underlying Funds in which the Fund invests may track an underlying index. The performance of each State Street Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective State Street Underlying Fund. Any variance in performance between the respective State Street Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in the State Street Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular State Street Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of State Street Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a State Street Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Passive Investment Risk. The State Street Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and State Street generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in State Street Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the State Street Underlying Funds. Because the Adviser will not know the current portfolio holdings of the State Street Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in State Street Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Underlying Funds Risk. State Street Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the State Street Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the State Street Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in State Street Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG US Equity Index Strategy Fund | Aggressive Strategy Risk [Member]
●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

PFG US Equity Index Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a State Street Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by State Street Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

PFG US Equity Index Strategy Fund | ETF Risk [Member]
●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

PFG US Equity Index Strategy Fund | ETF Structure Risk [Member]
●	ETF Structure Risk. The Fund may invest a substantial portion of of its assets in State Street Underlying Funds that are ETFs and, as a result. is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the State Street Underlying Funds’ shares may not be developed or maintained. If the State Street Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the State Street Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the State Street Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the State Street Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the State Street Underlying Funds’ shares may, in turn, lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the State Street Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the State Street Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a State Street Underlying Funds’ underlying securities trade in a market that is closed when the market for the State Street Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the State Street Underlying Funds’ domestic trading day, which could lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

PFG US Equity Index Strategy Fund | Trading Issues [Member]
○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the State Street Underlying Funds’ shares may not be developed or maintained. If the State Street Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the State Street Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the State Street Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG US Equity Index Strategy Fund | Liquidity Risk [Member]
○	Liquidity Risk. In stressed market conditions, the market for the State Street Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the State Street Underlying Funds’ shares may, in turn, lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

PFG US Equity Index Strategy Fund | Cash Transaction Risk [Member]
○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the State Street Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the State Street Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG US Equity Index Strategy Fund | Market Price Variance Risk [Member]
○	Market Price Variance Risk. When all or a portion of a State Street Underlying Funds’ underlying securities trade in a market that is closed when the market for the State Street Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the State Street Underlying Funds’ domestic trading day, which could lead to differences between the market value of the State Street Underlying Funds’ shares and the State Street Underlying Funds’ net asset value.

PFG US Equity Index Strategy Fund | Index Risk [Member]
●	Index Risk. The State Street Underlying Funds in which the Fund invests may track an underlying index. The performance of each State Street Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective State Street Underlying Fund. Any variance in performance between the respective State Street Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG US Equity Index Strategy Fund | Large Capitalization Equity Risk [Member]
●	Large Capitalization Equity Risk. The Fund’s investments in the State Street Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG US Equity Index Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular State Street Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of State Street Underlying Funds may not prove accurate with respect to economic and market forecasts.

PFG US Equity Index Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a State Street Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG US Equity Index Strategy Fund | Medium Capitalization Equity Risk [Member]
●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG US Equity Index Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. The State Street Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and State Street generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG US Equity Index Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in State Street Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the State Street Underlying Funds. Because the Adviser will not know the current portfolio holdings of the State Street Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG US Equity Index Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in State Street Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG US Equity Index Strategy Fund | Small Capitalization Equity Risk [Member]
●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG US Equity Index Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. State Street Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the State Street Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the State Street Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in State Street Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Growth Strategy Fund
FUND SUMMARY – PFG Growth Strategy Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial intermediary and in How to Purchase Shares on page ____ of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Growth Strategy Fund PFG Growth Strategy Fund Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Growth Strategy Fund PFG Growth Strategy Fund Class R
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.10%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.16%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Pacific Financial Group, LLC, the Fund’s Adviser, has contractually agreed to waive management fees and to make payments to limit Fund expenses so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.99% of average daily net assets. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Pacific Financial Group, LLC or upon the termination of the Fund’s investment advisory agreement with Pacific Financial Group, LLC.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFG Growth Strategy Fund | PFG Growth Strategy Fund Class R | USD ($)	219	688

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations, and therefore, does not have any portfolio turnover history.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in mutual funds and exchange traded funds (“Underlying Funds”) that invest primarily in U.S. equity securities of any capitalization, in order to obtain exposure to the broad U.S. equity market. The Fund’s investment adviser is Pacific Financial Group, LLC (the “Adviser”). The Adviser intends to focus on Underlying Funds that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances, with the goal of achieving long-term growth. To achieve the Fund’s objective, the Adviser intends to focus on Underlying Funds that track various U.S. equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Underlying Funds that are passively managed and that are designed to track a specific U.S. equity index. U.S. equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of U.S. equity index that the Adviser may choose to invest in. Although the Fund does not intend to focus its investments in any particular sector, market capitalization or style, its portfolio may be focused in certain sectors from time to time as a result of its investment process and indirectly through the holdings of Underlying Funds. The Fund utilizes a tactical investment strategy. A tactical investment strategy seeks to take advantage of market inefficiencies or opportunities and may trade more frequently that a fund that does not pursue a tactical strategy.

In addition, the Fund may invest in up to 50% of its assets in total return swaps and options (on a notional basis). The Fund may use an options overlay strategy to attempt to generate additional income or return typically by selling (i.e., writing) call and put options on equity ETFs and individual equity securities in exchange for a premium, or payment, from the option buyer. This portion of the strategy can use Calls and Call Spreads and Puts and Put Spreads. A call option is a contract between a buyer and a seller to purchase a certain stock at a certain price up until a defined expiration date. The buyer of a call has the right, not the obligation, to exercise the call and purchase the securities and a call spread involves buying a call on a strike, and selling another call on a higher strike of the same expiry. The Fund may seek to sell an equity index put option which an options contract that gives the owner the right, but not the obligation, to sell a certain amount of the underlying asset, at a set price within a specific time and put spread with a one to two week expiration and pair that with a simultaneous purchase of a similar option (i.e., same equity index with the same or varying expiration) at a lower strike price.

The total return swap (“TRS”) strategy seeks capital appreciation by gaining long and short exposures to a basket of securities. The TRS strategy utilizes quantitative strategies to determine its allocations to various asset classes, including, but not limited to, momentum signals (identifying investments with positive and negative relative performance and investing long and short accordingly) and trend signals (identifying investments with positive and negative price trends and investing long and short accordingly).

In addition, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30-40%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30-40% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a gain or loss of more than 30-40%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30-40% from time to time. The use of RiskPro allows investors to evaluate whether the expected volatility of the Fund, as estimated by RiskPro over a forward-looking rolling twelve-month period, is aligned with the investors’ level of comfort with investment risk.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds.

●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

●	Counterparty Risk: The Fund may enter derivative contracts that will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk with respect to the counterparty, since contract performance depends in part on the financial condition of the counterparty.

●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. The risk of investing in derivative instruments and other similar investments, include leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the Fund value of derivatives or other similar investments and the Fund’s performance.

●	Leverage Risk. The use of leverage typically used in derivative contracts may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company.

●	ETF Structure Risk. The Fund may invest a substantial portion of of its assets in the Underlying Funds that are ETFs and, as a result. is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Large Capitalization Equity Risk. The Fund’s investments in Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Models and Data Risk: The Fund’s investment exposure is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Some of the models used by the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

●	Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.

●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

PFG Growth Strategy Fund | Aggressive Strategy Risk [Member]
●	Aggressive Strategy Risk. The Fund utilizes an aggressive strategy in pursuing its investment objective. Accordingly, the Fund’s returns may be more volatile than a fund that pursues a more conservative strategy.

PFG Growth Strategy Fund | Equity Risk [Member]
●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company.

PFG Growth Strategy Fund | ETF Structure Risk [Member]
●	ETF Structure Risk. The Fund may invest a substantial portion of of its assets in the Underlying Funds that are ETFs and, as a result. is subject to special risks, including:

○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG Growth Strategy Fund | Trading Issues [Member]
○	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Underlying Funds’ shares may not be developed or maintained. If the Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

PFG Growth Strategy Fund | Liquidity Risk [Member]
○	Liquidity Risk. In stressed market conditions, the market for the Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the Underlying Funds’ shares may, in turn, lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG Growth Strategy Fund | Cash Transaction Risk [Member]
○	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

PFG Growth Strategy Fund | Market Price Variance Risk [Member]
○	Market Price Variance Risk. When all or a portion of a Underlying Funds’ underlying securities trade in a market that is closed when the market for the Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the Underlying Funds’ domestic trading day, which could lead to differences between the market value of the Underlying Funds’ shares and the Underlying Funds’ net asset value.

PFG Growth Strategy Fund | Index Risk [Member]
●	Index Risk. The Underlying Funds in which the Fund invests may track an underlying index. The performance of each Underlying Fund and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Underlying Fund. Any variance in performance between the respective Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

PFG Growth Strategy Fund | Large Capitalization Equity Risk [Member]
●	Large Capitalization Equity Risk. The Fund’s investments in Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PFG Growth Strategy Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of securities in which the Fund invests, including particular Underlying Funds or other securities in which such underlying funds invest, may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Underlying Funds may not prove accurate with respect to economic and market forecasts.

PFG Growth Strategy Fund | Market and Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

PFG Growth Strategy Fund | Medium Capitalization Equity Risk [Member]
●	Medium Capitalization Equity Risk. The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Growth Strategy Fund | Passive Investment Risk [Member]
●	Passive Investment Risk. The Underlying Funds in which the Fund invests that are Index Funds are not actively managed, and generally does not attempt to take defensive positions under any market conditions, including declining markets.

PFG Growth Strategy Fund | RiskPro Risk [Member]
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a result, estimates of volatility by RiskPro may turn out to be inaccurate. In addition, as a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

PFG Growth Strategy Fund | Sector Risk [Member]
●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

PFG Growth Strategy Fund | Small Capitalization Equity Risk [Member]
●	Small Capitalization Equity Risk. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

PFG Growth Strategy Fund | Underlying Funds Risk [Member]
●	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may also be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

PFG Growth Strategy Fund | Counterparty Risk [Member]
●	Counterparty Risk: The Fund may enter derivative contracts that will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk with respect to the counterparty, since contract performance depends in part on the financial condition of the counterparty.

PFG Growth Strategy Fund | Derivatives Risk [Member]
●	Derivatives Risk. A small investment in derivatives could have a potentially magnified impact on the investment. The use of derivatives involves risks possibly greater than the risks associated with investing directly in the underlying assets. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value. There is risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. The risk of investing in derivative instruments and other similar investments, include leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the Fund value of derivatives or other similar investments and the Fund’s performance.

PFG Growth Strategy Fund | Leverage Risk [Member]
●	Leverage Risk. The use of leverage typically used in derivative contracts may magnify the fund’s gains or losses. Derivatives have a leverage component, adverse changes in the value or level of the underlying asset or reference rate can result in a loss substantially greater than the amount invested in the derivative itself.

PFG Growth Strategy Fund | Limited History of Operations Risk [Member]
●	Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.

PFG Growth Strategy Fund | Models and Data Risk [Member]
●	Models and Data Risk: The Fund’s investment exposure is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Some of the models used by the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.

PFG Growth Strategy Fund | Portfolio Turnover Risk [Member]
●	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder, when Fund shares are held in a taxable account.

PFG Growth Strategy Fund | Swap Agreements Risk [Member]
●	Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.

PFG Growth Strategy Fund | Options Risk [Member]
●	Options Risk: An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.